Disclosure of detailed information about warrants, activity (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) $ / shares	Dec. 31, 2016 CAD ($) $ / shares
Statement [Line Items]
Number of warrants, outstanding, beginning of period	11,195,500	5,480,000
Warrants outstanding, amount, beginning of period | $	$ 30,901	$ 18,072
Warrants outstanding, weighted average exercise price, beginning of period | $ / shares	$ 27.61	$ 36.50
Number of warrants issued during period	0	5,715,500
Warrants issued during period | $	$ 0	$ 12,829
Number of warrants issued during period, weighted average exercise price | $ / shares	$ 0	$ 19.08
Number of warrants, outstanding, end of period	11,195,500	11,195,500
Warrants outstanding, amount end of period | $	$ 30,901	$ 30,901
Warrants oustanding, weighted average exercise price, end of period | $ / shares	$ 27.61	$ 27.61